Investment Risks - YieldMax® Bitcoin Performance & Distribution Target 25™ ETF	Oct. 10, 2025
Underlying ETP Risks [Member]
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Underlying ETP Risks. The Fund’s investment strategy, involving indirect exposure to bitcoin through one or more Underlying ETPs, is subject to the risks associated with bitcoin and other digital assets. These risks include market volatility, regulatory changes, technological uncertainties, and potential financial losses. As with all investments, there is no assurance of profit, and investors should be cognizant of these specific risks associated with digital asset markets.

Underlying Bitcoin ETP Risk [Member]
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Underlying Bitcoin ETP Risks: Investing in an Underlying ETP that focuses on bitcoin, either through direct holdings or indirectly via derivatives like futures contracts, carries significant risks. These risks include high market volatility, which can be influenced by technological advancements, regulatory changes, and broader economic factors. When trading derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts can be complex and may affect the performance of an Underlying ETP. Additionally, each Underlying ETP, and consequently the Fund, is dependent on blockchain technology, which brings technological and cybersecurity risks, along with custodial challenges for securely storing digital assets. The constantly evolving regulatory and legal landscape presents continuous compliance and valuation difficulties. Risks related to market concentration and network issues in the digital asset sector further add complexity. Moreover, operational intricacies in managing digital assets and potential market volatility can lead to losses for each Underlying ETP.

Potentially No 1940 Act Protections [Member]
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●	Potentially No 1940 Act Protections. It is expected that one or more Underlying ETPs will not be registered as an investment company subject to the 1940 Act. In addition, Underlying ETPs that invest directly in bitcoin are not subject to the 1940 Act. Accordingly, investors in such an Underlying ETP would not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing an Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing an Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying ETP’s character without the consent of shareholders. Although the Fund invests in one or more Underlying ETPs only indirectly, the Fund’s investments are expected to be subject to loss as a result of these risks.

Bitcoin Investment Risks [Member]
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Bitcoin Investment Risks. The Fund’s indirect investment in bitcoin, through investment in Underlying ETPs, exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin’s price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect bitcoin’s price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin’s demand and the Fund’s performance. The extreme volatility of bitcoin’s market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin’s price and the Fund’s investments.

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of bitcoin-linked derivatives held by the Fund.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

Digital Assets Risk [Member]
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●	Digital Assets Risk: Digital assets like bitcoin, designed as mediums of exchange, are still an emerging asset class and are not presently widely used as such. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated or possibly operating out of compliance with regulations, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

Digital Asset Markets Risk [Member]
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●	Digital Asset Markets Risk: The digital asset market, particularly bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund’s reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund’s share.

Blockchain Technology Risk [Member]
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●	Blockchain Technology Risk: Blockchain technology, which underpins bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of an Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying ETP. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, to the extent the Fund maintains indirect exposure to an Underlying ETP through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective to provide current income, the Fund seeks to provide distributions on a weekly basis. There is no assurance that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next.

NAV Erosion Risk Due to Distributions [Member]
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Risk [Text Block]	NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date.
Focused Portfolio Risk [Member]
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Focused Portfolio Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide indirect exposure to bitcoin.

Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

ETF Risks [Member]
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Risk [Text Block]	ETF Risks.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options and derivative contracts whose value is determined by reference to bitcoin does not exceed 25% of the Fund’s value at the close of any quarter. If the value of such instruments were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Risk Lose Money [Member]
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Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.